Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Dec. 31, 2021 $ / shares yr
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	11.5
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	9.73
Term (yrs) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs | yr	5
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	10.5
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	1.44